DUE TO AND FROM FORMER PARENT	6 Months Ended
Jun. 30, 2022
Due To And From Former Parent
DUE TO AND FROM FORMER PARENT

9. DUE TO AND FROM FORMER PARENT

As of June 30, 2022 and December 31, 2021, due to Former Parent consists of net amounts due to Vinco related to management fees and borrowings for working capital and financing needs of Cryptyde, Inc. as well as other operating expenses that were paid for on behalf of one to the other. As of June 30, 2022 and December 31, 2021, the net amount due to Former Parent was $7,226,700 and $4,198,546, respectively. The payment due to the Former Parent is currently being negotiated.

CRYPTYDE, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the six months ended June 30, 2022 and 2021

(Unaudited)